FINANCIAL RISK MANAGEMENT - Liquidty Risk (Details) - Liquidity risk - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	$ 2,282	$ 2,418
Amounts payable to related parties	178	162
Borrowings	5,792	6,370
Derivatives	94	9
Total financial liabilities	8,346	8,959
Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	2,282	2,418
Amounts payable to related parties	178	162
Borrowings	274	850
Derivatives	1	8
Total financial liabilities	2,735	3,438
1 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	0	0
Amounts payable to related parties	0	0
Borrowings	1,320	750
Derivatives	93	1
Total financial liabilities	1,413	751
3 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	0	0
Amounts payable to related parties	0	0
Borrowings	1,722	1,620
Derivatives	0	0
Total financial liabilities	1,722	1,620
More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	0	0
Amounts payable to related parties	0	0
Borrowings	2,476	3,150
Derivatives	0	0
Total financial liabilities	$ 2,476	$ 3,150